Related party disclosures - Other transactions with KMP (Details) - Key management personnel	12 Months Ended
	Sep. 30, 2020 AUD ($) item	Sep. 30, 2019 AUD ($) item
Related party disclosures
Interest payable for the year	$ 549,257	$ 672,167
Closing loan balance	$ 15,779,157	$ 31,718,007
Number of KMP with loans | item	8	14